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Wilmington New York Municipal Bond Fund

PORTFOLIO OF INVESTMENTS

January 31, 2022 (unaudited)

Description	Par Value	Value

MUNICIPAL BONDS – 95.5%

NEW YORK – 95.5%

AIRPORT – 3.8%

Port Authority of New York & New Jersey, NY, Current Refunding Revenue Bonds, Port, Airport & Marina Improvements, (205th Series), 5.00%, 11/15/32	$1,000,000	$1,190,184

Port Authority of New York & New Jersey, NY, Current Refunding Revenue Bonds, Port, Airport & Marina Improvements, (207th Series), 5.00%, 09/15/23	1,000,000	1,062,122

TOTAL AIRPORT		$2,252,306

DEDICATED TAX – 13.3%

Hudson Yards Infrastructure Corp., NY, Current Refunding Revenue Bonds, (Series A), 5.00%, 02/15/33	1,175,000	1,365,824

New York City, NY, Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Public Improvements, (Sub-Series A-1), 5.00%, 05/01/34	1,300,000	1,483,883

New York City, NY, Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Public Improvements, (Sub-Series C-1), 5.00%, 11/01/25	500,000	568,999

New York State Dormitory Authority, NY, Revenue Bonds, Public Improvements, (Series A), 5.00%, 03/15/32	2,000,000	2,310,803

New York State Dormitory Authority, NY, Revenue Bonds, University & College Improvements, (Series A), 4.00%, 03/15/37	1,000,000	1,140,608

New York State Dormitory Authority, NY, Advance Refunding Revenue Bonds, (Series D), 5.00%, 02/15/27	945,000	1,093,645

TOTAL DEDICATED TAX		$7,963,762

DEVELOPMENT – 2.4%

New York Liberty Development Corp., NY, Refunding Revenue Bonds, (Goldman Sachs Headquarters), 5.25%, 10/01/35	1,095,000	1,452,235

EDUCATION – 4.4%

New York State Dormitory Authority, NY, Current Refunding Revenue Bonds, (Brooklyn Law School), (Series A), 5.00%, 07/01/33	1,200,000	1,430,115

New York State Dormitory Authority, NY, Refunding Revenue Bonds, School Districts Financing Program, School Improvements, (Series A), (AGM), 5.00%, 10/01/29	1,000,000	1,212,263

TOTAL EDUCATION		$2,642,378

FACILITIES – 0.1%

United Nations Development Corp., NY, Revenue Bonds, Public Improvements, Prerefunded/ETM, 5.90%, 05/01/23	80,000	83,087

Description	Par Value	Value

GENERAL – 3.1%

New York City Trust for Cultural Resources, NY, Current Refunding Revenue Bonds, (Lincoln Center For Performing Arts), (Series A), 4.00%, 12/01/34	$1,600,000	$1,831,744

GENERAL OBLIGATIONS – 9.8%

Nassau County, NY, GO, Public Improvements, AD Valorem Property Tax, (Series B), (BAM-TCRS), 5.00%, 04/01/32	415,000	481,980

Nassau County, NY, GO, General Improvements, AD Valorem Property Tax, (Series C), (BAM-TCRS), 5.00%, 10/01/31	545,000	642,091

Nassau County, NY, GO, Public Improvements, AD Valorem Property Tax, (Series C), (BAM-TCRS), 5.00%, 04/01/26	1,000,000	1,149,950

New York City, NY, GO Unlimited, Current Refunding, (Series A-1), 5.00%, 08/01/31	1,000,000	1,253,196

Yonkers, NY, GO, Refunding Notes, AD Valorem Property Tax, (Series A), (BAM) 5.00%, 05/01/26	1,000,000	1,145,885

5.00%, 05/01/30	1,000,000	1,234,191

TOTAL GENERAL OBLIGATIONS		$5,907,293

HIGHER EDUCATION – 21.1%

Albany Capital Resource Corp., NY, Refunding Revenue Bonds, (Albany Law School of Union University Project), (Series A)

4.00%, 07/01/23	725,000	752,845

4.00%, 07/01/25	865,000	922,206

4.00%, 07/01/26	800,000	863,094

5.00%, 07/01/29	1,195,000	1,359,731

Dutchess County Local Development Corp., NY, Current Refunding Revenue Bonds, (The Culinary Institute of America), 5.00%, 07/01/32	1,040,000	1,201,330

Hempstead Town Local Development Corp., NY, Revenue Bonds, University & College Improvements, (Hofstra University Project), (Series A), 5.00%, 07/01/33	725,000	915,458

New York City Trust for Cultural Resources, NY, Current Refunding Revenue Bonds, (The Juilliard School), (Series A), 5.00%, 01/01/33	1,025,000	1,252,152

New York State Dormitory Authority, NY, Revenue Bonds, University & College Improvements, (Series A), (NATL), 5.75%, 07/01/27	2,395,000	2,711,973

New York State Dormitory Authority, NY, Advance Refunding Revenue Bonds, (St. John’s University), (Series A) , 5.00%, 07/01/30	800,000	931,327

New York State Dormitory Authority, NY, Refunding Revenue Notes, 3rd General Resolution, (Series E), 5.00%, 05/15/27	1,740,000	1,763,020

TOTAL HIGHER EDUCATION		$12,673,136

January 31, 2022 (unaudited)

2	PORTFOLIO OF INVESTMENTS

Wilmington New York Municipal Bond Fund (continued)

Description	Par Value	Value

HOUSING – 14.1%

Amherst Development Corp., NY, Advance Refunding Revenue Bonds, (UBF Facility Student Housing Corp.), (AGM), (Series A), 5.00%, 10/01/31	$1,000,000	$1,174,604

New York City, NY, Housing Development Corp., Revenue Bonds, (Series C-1A), 3.50%, 11/01/33	2,000,000	2,109,318

New York City, NY, Housing Development Corp., Revenue Bonds, (Sustainable Neighborhood Bonds), (Series B-1A)

2.45%, 05/01/31	500,000	504,596

3.10%, 11/01/34	890,000	924,591

New York State Mortgage Agency, NY, Current Refunding Revenue Bonds, (221th Series), 3.50%, 10/01/32	1,685,000	1,771,177

New York State Mortgage Agency, NY, Single Family Revenue Bonds, (223th Series), 3.50%, 04/01/49	965,000	1,008,678

New York State Mortgage Agency, NY, Single Family Revenue Bonds, (226th Series), 3.50%, 10/01/50	920,000	968,918

TOTAL HOUSING		$8,461,882

LEASE – 2.7%

Syracuse, NY, IDA, Revenue Bonds, Syracuse City School District Project, School Improvements, (Series B), (State Aid Withholding), 5.00%, 05/01/32	1,435,000	1,643,070

MEDICAL – 7.8%

New York State Dormitory Authority, NY, Current Refunding Revenue Bonds, (Montefiore Obligated Group), (Series A), 5.00%, 09/01/29	1,000,000	1,217,088

New York State Dormitory Authority, NY, Current Refunding Revenue Bonds, (North Shore-Long Island Jewish Obligated Group), (Series A), 5.00%, 05/01/24	1,160,000	1,259,935

New York State Dormitory Authority, NY, Advance Refunding Revenue Bonds, (NYU Hospitals Center), 5.00%, 07/01/27	2,000,000	2,180,457

TOTAL MEDICAL		$4,657,480

POWER – 4.9%

Long Island Power Authority, NY, Electric, Light and Power Improvements, Revenue Bonds, (Series A)

5.00%, 09/01/33	700,000	882,739

5.00%, 09/01/34	750,000	944,008

Long Island Power Authority, NY, Electric, Light and Power Improvements, Revenue Bonds, (Series B), 5.00%, 09/01/25	1,000,000	1,134,530

TOTAL POWER		$2,961,277

Description	Par Value	Value

TRANSPORTATION – 4.9%

Metropolitan Transportation Authority, NY, Revenue Green Bonds, (Series C-1), 5.00%, 11/15/24	$1,000,000	$1,099,106

New York State Thruway Authority, NY, Refunding Revenue Bonds, Highway Revenue Tolls, (Series K)

5.00%, 01/01/29	105,000	115,996

5.00%, 01/01/30	700,000	772,462

Triborough Bridge & Tunnel Authority, NY, Advance Refunding Revenue Bonds, Highway Revenue Tools, (Series A), 5.00%, 11/15/26	650,000	750,263

Triborough Bridge & Tunnel Authority, NY, Current Refunding Revenue Bonds, Highway Revenue Tools, (Series B), 5.00%, 11/15/29	200,000	206,811

TOTAL TRANSPORTATION		$2,944,638

WATER – 3.1%

Buffalo Sewer Authority, NY, Sewer Improvements, Revenue Green Bonds, (BAM)

5.00%, 06/15/30	150,000	181,867

5.00%, 06/15/31	165,000	199,598

5.00%, 06/15/32	150,000	181,296

5.00%, 06/15/33	150,000	181,129

4.00%, 06/15/34	155,000	176,168

New York City Water & Sewer System, NY, Current Refunding Revenue Bonds, 2nd General Resolution, (Series EE), 5.00%, 06/15/31	750,000	960,386

TOTAL WATER		$1,880,444

TOTAL NEW YORK		$57,354,732

TOTAL MUNICIPAL BONDS (Cost $56,858,059)		$57,354,732

	Number of Shares

MONEY MARKET FUND – 3.7%

Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%^	2,223,496	2,223,496

TOTAL MONEY MARKET FUND (Cost $2,223,496)		$2,223,496

TOTAL INVESTMENTS – 99.2% (Cost $59,081,555)		$59,578,228

OTHER ASSETS LESS LIABILITIES – 0.8%		484,450

TOTAL NET ASSETS – 100.0%		$60,062,678

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

January 31, 2022 (unaudited)

PORTFOLIO OF INVESTMENTS	3

Wilmington New York Municipal Bond Fund (concluded)

The following is a summary of the inputs used as of January 31, 2022 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Bonds	$—	$57,354,732	$—	$57,354,732

Money Market Fund	2,223,496	—	—	2,223,496

Total	$2,223,496	$57,354,732	$—	$59,578,228

The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Additional information on the Fund’s valuation policy is included in the most recent shareholder report.

^	7-Day net yield.

The following acronyms are used throughout this Fund:

AGM	Assured Guaranty Municipal

BAM	Build America Mutual Assurance Company

ETM	Escrowed to Maturity

GO	General Obligation

IDA	Industrial Development Authority/Agency

NATL	National Public Finance Guarantee Corporation

TCRS	Tax Credit Reporting Service

For additional information about significant accounting policies, refer to Fund’s most recent semi-annual or annual report.

January 31, 2022 (unaudited)